UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21809
Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    9/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
September 30, 2008

Shares	Description (1)	Value

	Common Stocks – 96.8%

	Aerospace & Defense – 1.8%

25,768	Boeing Company	$1,477,795
4,500	Goodrich Corporation	187,200
33,500	Honeywell International Inc.	1,391,925
5,496	Raytheon Company	294,091
25,203	United Technologies Corporation	1,513,692

	Total Aerospace & Defense	4,864,703

	Air Freight & Logistics – 0.4%

15,798	United Parcel Service, Inc., Class B	993,536

	Airlines – 0.3%

13,544	AMR Corporation, (2)	133,002
6,708	Continental Airlines, Inc., (2)	111,889
55,105	Lan Airlines S.A., Sponsored ADR	628,197

	Total Airlines	873,088

	Auto Components – 0.1%

24,800	American Axle and Manufacturing Holdings Inc.	132,928
9,310	Cooper Tire & Rubber	80,066

	Total Auto Components	212,994

	Automobiles – 0.3%

99,139	Ford Motor Company, (2)	515,523
35,600	General Motors Corporation	336,420

	Total Automobiles	851,943

	Beverages – 1.7%

44,948	Coca-Cola Company	2,376,850
31,844	PepsiCo, Inc.	2,269,522

	Total Beverages	4,646,372

	Biotechnology – 0.8%

11,525	Celgene Corporation, (2)	729,302
560	Cephalon, Inc., (2)	43,394
3,005	Genentech, Inc., (2)	266,483
21,301	Gilead Sciences, Inc., (2)	970,900
2,730	Invitrogen Corporation, (2)	103,194
10,546	PDL Biopharma Inc., (2)	98,183

	Total Biotechnology	2,211,456

	Capital Markets – 3.5%

62,385	Charles Schwab Corporation	1,622,010
24,811	Federated Investors Inc.	715,797
11,429	Goldman Sachs Group, Inc.	1,462,912
90,178	JPMorgan Chase & Co.	4,211,313
33,567	Morgan Stanley	772,041
22,422	Waddell & Reed Financial, Inc., Class A	554,945

	Total Capital Markets	9,339,018

	Chemicals – 2.1%

24,470	Chemtura Corporation	111,583
56,173	Dow Chemical Company	1,785,178
47,395	E.I. Du Pont de Nemours and Company	1,910,019
5,835	Eastman Chemical Company	321,275
29,107	Olin Corporation	564,676
13,161	PPG Industries, Inc.	767,550
10,283	RPM International, Inc.	198,873

	Total Chemicals	5,659,154

	Commercial Banks – 5.1%

124,776	Bank of America Corporation	4,367,160
24,420	Comerica Incorporated	800,732
26,643	First Horizon National Corporation	249,383
8,605	FirstMerit Corporation	180,705
9,110	HSBC Holdings PLC, Sponsored ADR	736,361
49,105	Huntington BancShares Inc.	392,349
46,699	Regions Financial Corporation	448,310
96,551	U.S. Bancorp	3,477,767
75,340	Wachovia Corporation	263,690
75,026	Wells Fargo & Company	2,815,726

	Total Commercial Banks	13,732,183

	Commercial Services & Supplies – 0.3%

13,262	Avery Dennison Corporation	589,894
19,872	Deluxe Corporation	285,958

	Total Commercial Services & Supplies	875,852

	Communications Equipment – 2.3%

136,624	Cisco Systems, Inc., (2)	3,082,237
42,658	Corning Incorporated	667,171
36,122	Motorola, Inc.	257,911
49,232	QUALCOMM Inc.	2,115,499
550	Research In Motion Limited, (2)	37,565

	Total Communications Equipment	6,160,383

	Computers & Peripherals – 4.2%

25,205	Apple, Inc., (2)	2,864,800
42,123	Dell Inc., (2)	694,187
58,247	EMC Corporation, (2)	696,634
65,768	Hewlett-Packard Company	3,041,112
35,500	International Business Machines Corporation (IBM)	4,152,080

	Total Computers & Peripherals	11,448,813

	Consumer Finance – 0.3%

21,743	American Express Company	770,354
640	Visa Inc.	39,290

	Total Consumer Finance	809,644

	Containers & Packaging – 0.1%

21,200	Packaging Corp. of America	491,416

	Diversified Consumer Services – 0.1%

4,177	Apollo Group, Inc., (2)	247,696

	Diversified Financial Services – 1.8%

143,304	Citigroup Inc.	2,939,165
3,292	CME Group, Inc.	1,223,011
4,567	Intercontinental Exchange Inc., (2)	368,466
8,294	New York Stock Exchange Euronext	324,959

	Total Diversified Financial Services	4,855,601

	Diversified Telecommunication Services – 3.5%

4,000	Alaska Communications Systems Group Inc.	48,920
147,861	AT&T Inc.	4,128,279
7,463	FairPoint Communications Inc.	64,704
81,953	Frontier Communications Corporation	942,460
65,821	Sprint Nextel Corporation, (2)	401,508
124,392	Verizon Communications Inc.	3,991,739

	Total Diversified Telecommunication Services	9,577,610

	Electric Utilities – 1.8%

28,310	Ameren Corporation	1,104,939
2,414	Companhia Energetica de Minas Gerais, Sponsored ADR	47,652
24,452	Consolidated Edison, Inc.	1,050,458
66,284	Great Plains Energy Incorporated	1,472,830
26,735	Progress Energy, Inc.	1,153,081

	Total Electric Utilities	4,828,960

	Electrical Equipment – 1.1%

8,053	Cooper Industries, Ltd., Class A	321,717
60,000	Emerson Electric Company	2,447,400
110	First Solar Inc., (2)	20,780
2,000	Hubbell Incorporated, Class B	70,100
6,417	Rockwell Automation, Inc.	239,611

	Total Electrical Equipment	3,099,608

	Electronic Equipment & Instruments – 0.1%

9,421	MEMC Electronic Materials, (2)	266,237

	Energy Equipment & Services – 3.1%

12,700	Baker Hughes Incorporated	768,858
3,264	Carbo Ceramics Inc.	168,455
3,196	Diamond Offshore Drilling, Inc.	329,380
34,006	Halliburton Company	1,101,454
17,916	National-Oilwell Varco Inc., (2)	899,921
10,000	Noble Corporation	439,000
37,639	Schlumberger Limited	2,939,230
11,347	Smith International, Inc.	665,388
2,000	Tidewater Inc.	110,720
8,347	Transocean Inc., (2)	916,834

	Total Energy Equipment & Services	8,339,240

	Food & Staples Retailing – 2.0%

31,995	CVS Caremark Corporation	1,076,952
23,637	SUPERVALU INC.	512,923
56,986	Wal-Mart Stores, Inc.	3,412,892
14,890	Whole Foods Market, Inc.	298,247

	Total Food & Staples Retailing	5,301,014

	Food Products – 1.3%

986	Archer-Daniels-Midland Company	21,603
41,300	ConAgra Foods, Inc.	803,698
48,088	Kraft Foods Inc.	1,574,882
11,287	Monsanto Company	1,117,187

	Total Food Products	3,517,370

	Gas Utilities – 0.6%

35,390	Nicor Inc.	1,569,547

	Health Care Equipment & Supplies – 0.8%

9,938	Baxter International Inc.	652,231
28,854	Boston Scientific Corporation, (2)	354,039
4,168	Hologic Inc., (2)	80,567
2,280	Lincare Holdings, (2)	68,605
19,245	Medtronic, Inc.	964,175

	Total Health Care Equipment & Supplies	2,119,617

	Health Care Providers & Services – 1.4%

12,303	Aetna Inc.	444,261
23,173	Brookdale Senior Living Inc.	509,574
7,287	Express Scripts, Inc., (2)	537,926
540	Henry Schein Inc., (2)	29,074
3,614	Humana Inc., (2)	148,897
12,349	Medco Health Solutions, Inc., (2)	555,705
24,649	Tenet Healthcare Corporation, (2)	136,802
34,501	UnitedHealth Group Incorporated	875,980
11,042	Wellpoint Inc., (2)	516,434

	Total Health Care Providers & Services	3,754,653

	Hotels, Restaurants & Leisure – 1.1%

6,073	International Game Technology	104,334
37,449	McDonald’s Corporation	2,310,603
12,813	Tim Hortons Inc.	379,649
43,350	Wendys Arbys Group Inc.	228,021

	Total Hotels, Restaurants & Leisure	3,022,607

	Household Durables – 1.0%

5,583	Black & Decker Corporation	339,167
1,658	KB Home	32,629
13,500	Kimball International Inc., Class B	145,800
3,450	Lennar Corporation, Class A	52,406
39,679	Newell Rubbermaid Inc.	684,860
12,000	Snap-on Incorporated	631,920
13,500	Stanley Works	563,490
2,527	Whirlpool Corporation	200,366

	Total Household Durables	2,650,638

	Household Products – 3.0%

8,897	Colgate-Palmolive Company	670,389
20,000	Kimberly-Clark Corporation	1,296,800
87,659	Procter & Gamble Company	6,108,956

	Total Household Products	8,076,145

	Industrial Conglomerates – 3.7%

19,540	3M Co.	1,334,777
296,601	General Electric Company	7,563,326
29,620	Genuine Parts Company	1,191,020

	Total Industrial Conglomerates	10,089,123

	Insurance – 2.7%

61,843	American International Group, Inc.	205,937
52,053	Arthur J. Gallagher & Co.	1,335,680
52,891	Fidelity National Title Group Inc., Class A	777,498
36,741	Lincoln National Corporation	1,572,882
21,461	Marsh & McLennan Companies, Inc.	681,601
17,648	Mercury General Corporation	966,228
8,881	Prudential Financial, Inc.	639,432
16,400	Travelers Companies, Inc.	741,280
13,560	Unitrin, Inc.	338,186

	Total Insurance	7,258,724

	Internet & Catalog Retail – 0.4%

14,348	Amazon.com, Inc., (2)	1,043,960

	Internet Software & Services – 1.6%

29,263	eBay Inc., (2)	654,906
6,671	Google Inc., Class A, (2)	2,671,869
29,461	United Online, Inc.	277,228
40,985	Yahoo! Inc., (2)	709,041

	Total Internet Software & Services	4,313,044

	IT Services – 0.6%

27,033	Automatic Data Processing, Inc.	1,155,661
5,374	Fidelity National Information Services	99,204
2,687	Lender Processing Services Inc.	82,007
18,017	Standard Register Company	177,467

	Total IT Services	1,514,339

	Leisure Equipment & Products – 0.7%

21,206	Eastman Kodak Company	326,148
70,793	Mattel, Inc.	1,277,106
8,000	Polaris Industries Inc.	363,920

	Total Leisure Equipment & Products	1,967,174

	Life Sciences Tools & Services – 0.0%

470	Covance, Inc., (2)	41,553

	Machinery – 1.7%

22,658	Briggs & Stratton Corporation	366,606
30,000	Caterpillar Inc.	1,788,000
3,916	Cummins Inc.	171,208
19,204	Deere & Company	950,598
11,436	Illinois Tool Works Inc.	508,330
22,211	Ingersoll Rand Company Limited, Class A	692,317
3,000	Pentair, Inc.	103,710

	Total Machinery	4,580,769

	Media – 1.4%

54,234	Comcast Corporation, Class A	1,064,613
3,404	Entercom Communications Corporation	17,088
5,070	Lamar Advertising Company, (2)	156,612
51,178	New York Times, Class A	731,334
76,486	Regal Entertainment Group, Class A	1,206,949
110,328	Sirius XM Radio Inc., (2)	62,887
38,305	World Wrestling Entertainment Inc.	592,195

	Total Media	3,831,678

	Metals & Mining – 0.8%

18,415	Companhia Siderurgica Nacional S.A., Sponsored ADR	391,503
4,587	CONSOL Energy Inc.	210,497
11,210	Freeport-McMoRan Copper & Gold, Inc.	637,289
523	Mittal Steel Company NV	25,826
32,078	Southern Copper Corporation	612,048
2,132	United States Steel Corporation	165,465

	Total Metals & Mining	2,042,628

	Multiline Retail – 0.4%

7,921	Nordstrom, Inc.	228,283
18,838	Target Corporation	924,004

	Total Multiline Retail	1,152,287

	Multi-Utilities – 1.8%

26,500	CenterPoint Energy, Inc.	386,105
25,128	Dominion Resources, Inc.	1,074,976
76,000	Duke Energy Corporation	1,324,680
33,554	Integrys Energy Group, Inc.	1,675,687
10,500	ONEOK, Inc.	361,200

	Total Multi-Utilities	4,822,648

	Oil, Gas & Consumable Fuels – 11.2%

10,461	Chesapeake Energy Corporation	375,131
68,900	Chevron Corporation	5,682,872
43,011	ConocoPhillips	3,150,556
4,036	EOG Resources, Inc.	361,061
176,981	Exxon Mobil Corporation	13,744,344
9,247	Frontline Limited	444,503
5,281	Hess Corporation	433,464
20,290	Marathon Oil Corporation	808,962
36,819	Occidental Petroleum Corporation	2,593,899
6,941	Peabody Energy Corporation	312,345
30,750	Ship Financial International Limited	662,970
12,114	Southwestern Energy Company, (2)	369,962
36,647	StatoilHydro ASA, Sponsored ADR	872,199
4,254	Valero Energy Corporation	128,896
8,351	XTO Energy, Inc.	388,489

	Total Oil, Gas & Consumable Fuels	30,329,653

	Paper & Forest Products – 0.7%

31,000	Weyerhaeuser Company	1,877,980

	Personal Products – 0.4%

23,000	Avon Products, Inc.	956,110

	Pharmaceuticals – 8.6%

65,000	Abbott Laboratories	3,742,700
1,126	AstraZeneca Group, Sponsored ADR	49,409
136,126	Bristol-Myers Squibb Company	2,838,227
30,800	Eli Lilly and Company	1,356,124
86,663	Johnson & Johnson	6,004,013
89,562	Merck & Co. Inc.	2,826,577
235,000	Pfizer Inc.	4,333,400
10,693	Sanofi-Aventis, Sponsored ADR	351,479
34,752	Schering-Plough Corporation	641,869
1,180	Teva Pharmaceutical Industries Limited, Sponsored ADR	54,032
29,480	Wyeth	1,088,991

	Total Pharmaceuticals	23,286,821

	Real Estate Investment Trust – 2.0%

8,193	Ashford Hospitality Trust Inc.	33,182
40,525	Brandywine Realty Trust	649,616
27,744	CapLease Inc.	220,010
18,248	Hospitality Properties Trust	374,449
62,544	Lexington Corporate Properties Trust	1,077,008
53,300	Nationwide Health Properties, Inc.	1,917,734
20,000	Senior Housing Properties Trust	476,600
51,252	U-Store-It Trust	628,862

	Total Real Estate Investment Trust	5,377,461

	Road & Rail – 0.8%

39,500	CSX Corporation	2,155,515

	Semiconductors & Equipment – 2.4%

31,000	Analog Devices, Inc.	816,850
35,573	Applied Materials, Inc.	538,219
171,768	Intel Corporation	3,217,215
36,128	Microchip Technology Incorporated	1,063,247
20,469	NVIDIA Corporation, (2)	219,223
28,464	Texas Instruments Incorporated	611,976

	Total Semiconductors & Equipment	6,466,730

	Software – 3.7%

16,693	Adobe Systems Incorporated, (2)	658,873
4,723	Akamai Technologies, Inc., (2)	82,369
6,711	Autodesk, Inc., (2)	225,154
8,586	Cognizant Technology Solutions Corporation, Class A, (2)	196,018
233,666	Microsoft Corporation	6,236,546
107,815	Oracle Corporation, (2)	2,189,723
4,207	Salesforce.com, Inc., (2)	203,619
11,068	VeriSign, Inc., (2)	288,653

	Total Software	10,080,955

	Specialty Retail – 1.7%

6,450	Abercrombie & Fitch Co., Class A	254,453
25,500	American Eagle Outfitters, Inc.	388,875
10,075	Best Buy Co., Inc.	377,813
14,956	Gap, Inc.	265,918
63,870	Home Depot, Inc.	1,653,594
11,072	Limited Brands, Inc.	191,767
25,280	Lowe’s Companies, Inc.	598,883
7,300	Sherwin-Williams Company	417,268
8,263	Talbots, Inc.	108,245
2,993	Tiffany & Co.	106,311
12,000	TJX Companies, Inc.	366,240

	Total Specialty Retail	4,729,367

	Textiles, Apparel & Luxury Goods – 0.6%

1,014	Cherokee Inc.	22,288
19,758	VF Corporation	1,527,491

	Total Textiles, Apparel & Luxury Goods	1,549,779

	Thrifts & Mortgage Finance – 0.4%

58,864	New York Community Bancorp, Inc.	988,327

	Tobacco – 2.2%

65,586	Altria Group, Inc.	1,301,226
43,273	Philip Morris International	2,081,431
3,000	Reynolds American Inc.	145,860
28,638	UST Inc.	1,905,573
35,638	Vector Group Ltd.	629,367

	Total Tobacco	6,063,457

	Trading Companies & Distributors – 0.1%

2,380	W.W. Grainger, Inc.	206,989

	Wireless Telecommunication Services – 0.2%

32,000	Vodafone Group PLC, Sponsored ADR	707,200

	Total Common Stocks (cost $272,389,981)	261,831,369

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 5.9%

$15,849	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/08, repurchase price $15,849,446, collateralized by $12,385,000 U.S. Treasury Bonds, 5.500%, due 8/15/28, value $14,521,413, $990,000 U.S. Treasury Bonds, 6.250%, due 5/15/30, value $1,296,900, $35,000 U.S. Treasury Bonds, 5.375%, due 2/15/31, value $41,038, $295,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $312,700	0.100%	10/01/08		$15,849,402

	Total Short-Term Investments (cost $15,849,402)				15,849,402

	Total Investments (cost $288,239,383) – 102.7%				277,680,771

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value

	Call Options Written – (0.6)% (4)

(231)	S&P 500 Index	$(28,875,000)	10/18/08	$1,250	$(219,450)
(215)	S&P 500 Index	(27,412,500)	10/18/08	1,275	(113,950)
(197)	S&P 500 Index	(25,610,000)	10/18/08	1,300	(54,175)
(254)	S&P 500 Index	(33,655,000)	10/18/08	1,325	(34,290)
(229)	S&P 500 Index	(28,625,000)	11/22/08	1,250	(534,715)
(197)	S&P 500 Index	(25,117,500)	11/22/08	1,275	(321,110)
(215)	S&P 500 Index	(27,950,000)	11/22/08	1,300	(236,500)
(228)	S&P 500 Index	(30,210,000)	11/22/08	1,325	(161,880)

(1,766)	Total Call Options Written (premium received $6,667,155)	(227,455,000)			(1,676,070)

	Other Assets Less Liabilities – (2.1)%				(5,582,799)

	Net Assets – 100%				$270,421,902

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Non-income producing.

(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of September 30, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$277,680,771	$—	$—	$277,680,771
Options written	(1,676,070)	—	—	(1,676,070)

Total	$276,004,701	$—	$—	$276,004,701

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At September 30, 2008, the cost of investments was $288,239,383.
Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2008, were as follows:

Gross unrealized:
Appreciation	$26,256,742
Depreciation	(36,815,354)

Net unrealized appreciation (depreciation) of investments	$(10,558,612)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 28, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 28, 2008

*	Print the name and title of each signing officer under his or her signature.